Registration Nos. 333-00935
                                                                        811-7533

             As filed with the Securities and Exchange Commission on
                                 April 28, 2000
     ----------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.
                        Post-Effective Amendment No. 6                 X
                                                                      ---
                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Amendment No. 7                                X
                                                                      ---

                        (Check appropriate box or boxes)
                 ----------------------------------------------
                              The Lou Holland Trust
               (Exact Name of Registrant as Specified in Charter)

               35 West Wacker Drive, Suite 3260, Chicago, IL 60601
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                 (312) 553-1000
                            -------------------------
                                Louis A. Holland
                         c/o Holland Capital Management
                                 35 Wacker Drive
                                   Suite 3260
                                Chicago, IL 60601
                     (Name and Address of Agent for Service)

                                   Copies to:

                                  Joan E. Boros
               Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                       1025 Thomas Jefferson Street, N.W.
                             Suite 400 - East Lobby
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):

 X       immediately upon filing pursuant to paragraph (b)
___      on (date) pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(1)
___      on (date) pursuant to paragraph (a) (1)
___      75 days after filing pursuant to paragraph (a) (2)
___      on (date) pursuant to paragraph (a)(2) of Rule 485

                              THE LOU HOLLAND TRUST

                              35 WEST WACKER DRIVE
                                   SUITE 3260
                             CHICAGO, ILLINOIS 60601


                               PROSPECTUS FOR THE

                                   GROWTH FUND

                             A "NO-LOAD" MUTUAL FUND





         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THE DISCLOSURE IN THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2000


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                                   LOU HOLLAND
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                                   GROWTH FUND




                                TABLE OF CONTENTS

 Investment Objective                                                         1
 Principal Investment Strategies                                              1
 Principal Investment Risks                                                   1
 Past Performance of the Growth Fund                                          3
 Fee Table and Expense Example                                                5
    Fees and Expenses of the Growth Fund                                      5
    Example of Expenses You Would Pay as
       a Shareholder of the Growth Fund                                       5
 More Information About the Investment Strategies,
    Risks and Practices of the Growth Fund                                    6
 Other Investment Strategies, Risks and Practices of the Growth Fund          7
 Share Price                                                                  8
 How to Purchase Shares                                                       9
 Shareholder Services                                                        10
 Retirement Plans                                                            13
 Dividends, Capital Gains Distributions and Taxes                            13
 How to Redeem Shares                                                        14
 How the Trust is Managed                                                    16
    Investment Manager                                                       16
    Portfolio Managers                                                       16
 Financial Highlights                                                        17
 Additional Information about
    The Lou Holland Trust and the Growth Fund                                19
 How to Obtain Additional Information                                        19



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                                   LOU HOLLAND
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                                   GROWTH FUND

                           The following overview of the Growth Fund is a summary of more important information you should know before investing. More detailed information about The Lou Holland Trust (the "Trust"), the Growth Fund's investment strategies and risks, and Holland Capital Management, L.P. (the "Investment Manager"), the Trust's investment adviser, is included elsewhere in this Prospectus.



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INVESTMENT OBJECTIVE      The Growth Fund primarily seeks long-term growth of
                          capital. The receipt of dividend income is a secondary consideration.



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PRINCIPAL                  The Growth Fund seeks to achieve its investment
INVESTMENT                 objective by investing primarily in common stocks of
STRATEGIES                 growth companies. In pursuing its investment
                           objective, the Growth Fund maintains a diversified portfolio of equity securities of mid- to large-capitalization companies that have the following characteristics:

                           (i) demonstrated historical growth of earnings faster than the general market;

                           (ii)     earnings growth stability;

                           (iii) return on equity that is higher than the general market; and

                           (iv) dividend growth that is typically greater than that of the market.

                           While the Growth Fund invests primarily in U.S. companies, it may seek companies that are organized in foreign countries that exhibit the growth characteristics mentioned above.



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PRINCIPAL                  All mutual funds are subject to various risks
INVESTMENT RISKS           associated with investing. The risks associated with
                           investing in a mutual fund are primarily determined by the securities in which it invests and the investment strategies it employs. The ultimate risk to you when you invest in the Growth Fund, or any other mutual fund for that matter, is that you could lose money.

                           You should know that the market value of the Growth Fund's investments can be expected to fluctuate over time. Similarly, the amount of income generated by the Fund will fluctuate based on the composition of the Fund's assets and the level of interest and dividends paid on those assets. Since the Growth Fund seeks long-term growth of capital, an investment in the Growth Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.


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                                   LOU HOLLAND
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                                   GROWTH FUND


                           The Growth Fund is subject to the following principal investment risks while pursuing its investment objective:

                           MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. This volatility may cause a security to be worth less than what was paid for it. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

                           MANAGER RISK: The risk that a strategy used by the Growth Fund's Investment Manager may fail to produce the intended result.

                           FOREIGN SECURITY RISK: The risk that the market value of a foreign security or the securities markets of a foreign country may be more volatile or perform differently than a security issued by a U.S. company or the U.S. securities markets due to, for example, adverse political, regulatory, economic or other developments affecting the particular foreign country. There is also a risk that a change in currency exchange rates between U.S. dollars and a foreign currency may reduce the value of a security valued in, or based on, that foreign currency.



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                                   LOU HOLLAND
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                                   GROWTH FUND


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PAST PERFORMANCE OF        The bar chart below shows the Growth Fund's
THE GROWTH FUND            performance for each full calendar year since the
                           Fund's inception. The table that follows the bar chart shows average annual total return for the Growth Fund, the S&P 500 Index, the Russell 1000
                           Growth Index, and the Russell Mid-Cap Growth Index for the one year period ended December 31, 1999 and the period since the Growth Fund's inception on April
                           29, 1996 until December 31, 1999. This information is intended to give you an indication of the risks of investing in the Growth Fund by showing you changes in the Growth Fund's performance from year to year, and by showing how the Growth Fund's average annual total returns since its inception compare with those of three broad measures of stock market performance.
                           Please remember that past performance is not an indication of how the Growth Fund, the S&P 500 Index, the Russell 1000 Growth Index or the Russell Mid-Cap
                           Growth Index will perform in the future.



                           YEAR-BY-YEAR TOTAL RETURN



                           12-31-97 27.92%

                           12/31/98 35.75%

                           12/31/99  9.01%






                           Since its inception on April 29, 1996, the Growth Fund's highest return for a calendar quarter was 24.03% (quarter ending December 31, 1998) and its lowest return for a calendar quarter was -7.18% (quarter ending September 30, 1998).



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                                   LOU HOLLAND
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                                   GROWTH FUND

                           AVERAGE ANNUAL TOTAL RETURN

                                                               SINCE
 AVERAGE ANNUAL TOTAL RETURNS                    PAST          INCEPTION
 (FOR THE PERIOD ENDING DECEMBER 31, 1999)       ONE YEAR      (APRIL 29, 1996)
 Lou Holland Growth Fund                          9.01%        23.74%
 S&P 500 Index                                   21.04%        26.72%
 Russell 1000 Growth Index                       33.16%        31.63%
 Russell Mid-Cap Growth Index                    51.29%        25.45%

 S&P 500 Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

 Russell 1000 Growth Index - An unmanaged index which measures the performance of a subset of approximately
 523 of those Russell 1000 companies (that is, the 1,000 largest U.S. companies in terms of market capitalization) with higher price-to-book ratios and higher forecasted earnings growth rates.

 Russell Mid-Cap Growth Index - An unmanaged index which measures the performance of a subset of approximately 369 of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted earnings growth rates. These stocks are also members of the Russell 1000 Growth Index.






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                                   LOU HOLLAND
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                                   GROWTH FUND

                          FEE TABLE AND EXPENSE EXAMPLE

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FEES AND EXPENSES OF  When you purchase shares of a mutual fund, you pay
THE GROWTH FUND       the fees and expenses associated with its operation.
                      This table describes the fees and expenses that you
                      may pay if you buy and hold shares of the Growth
                      Fund.
                      Shareholder Fees (fees paid directly from
                      your investment)
                         Sales Load Imposed on Purchases                  None
                         Sales Load Imposed on Reinvested Dividends       None
                         Deferred Sales Load Imposed on Redemptions       None
                         Redemption Fee                                   None
                      Annual Growth Fund Operating Expenses
                      (expenses that are deducted from
                      Growth Fund assets)
                      Investment Management Fee                           .85%*
                      Distribution (12b-1) Fees                           None

                      Other Expenses                                     1.63%
                                                                        ------
                      Gross Total Operating Expenses                     2.48%
                      Less Fee Waiver & Expense Reimbursement **        -1.13%
                                                                        ------
                      Net Total Operating Expenses                       1.35%
                                                                        ======

                      * The Investment Management Fee declines at specified breakpoints as the Growth Fund's assets increase.
                      ** The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's "Total Operating Expenses" exceed 1.35%. This agreement may be terminated only by the Trust's Board of Trustees. As a result of the agreement, the Growth Fund actually paid 1.35% of Total Operating Expenses during its fiscal year ended December 31, 1999 and not 2.48%.

EXAMPLE OF EXPENSES   This Example is intended to help you compare the cost of
YOU WOULD PAY AS A    investing in the Growth Fund with the cost of investing in
SHAREHOLDER OF THE    other mutual funds. The Example assumes that you invest
GROWTH FUND           $10,000 in the Growth Fund for the time periods shown and
                      then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Growth Fund's operating expenses remain the same. The Example also assumes that the fee waiver and expense reimbursements described above remain in effect throughout the periods shown. Since the Growth Fund imposes no charges when you redeem your shares, the expenses you would pay are the same whether you redeem your shares or continue to hold them at the end of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 Year           3 Years           5 Years         10 Years
                    -------          -------           -------          -------
                     $137             $428              $739            $1,624

                      YOU SHOULD NOT CONSIDER THESE EXAMPLES TO BE A REPRESENTATION OF PAST OR FUTURE FEES OR EXPENSES FOR THE GROWTH FUND. ACTUAL FEES AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance, but is included merely for illustrative purposes only.



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                                   LOU HOLLAND
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                                   GROWTH FUND

                           The Growth Fund is a "no load" mutual fund. This means that you pay no sales charges or 12b-1 fees when you purchase shares of the Fund. Therefore, all of the money you invest will immediately go to work for you.

                           As with any mutual fund, there is no assurance that the Growth Fund will achieve its investment objective. You should know that the Growth Fund's share price will fluctuate and, when you redeem your shares, they could be worth more or less than what you paid for them. Thus, like investing in any other mutual fund, you could lose money.



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MORE INFORMATION           EQUITY SECURITIES. Under normal market conditions,
ABOUT THE INVESTMENT       the Growth Fund invests substantially all of its
STRATEGIES, RISKS AND      assets in equity securities. Therefore, as an
PRACTICES OF               investor in the Growth Fund, the return on your
THE GROWTH FUND            investment will be based primarily on the risks and
                           rewards associated with investing in equity securities.

                           The Growth Fund invests primarily in common stocks. Other types of equity securities the Fund may acquire include preferred stocks, securities which are convertible into common stocks and readily marketable securities, such as rights and warrants, which derive their value from common stock. As a general matter, these other types of securities are subject to many of the same risks as common stocks.

                           Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks may also entitle the holder to share in the company's dividends. Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. For example, the value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's price may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates.

                           FOREIGN SECURITIES. The Growth Fund may invest in common stocks of foreign companies. These investments will be made primarily through the use of American Depositary Receipts ("ADRs"), although the Growth Fund may make direct market purchases of such foreign securities. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign company deposited in a domestic bank or foreign branch of a U.S. bank and are traded on a U.S. exchange or in an over-the-counter market.



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                                       6
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                                   LOU HOLLAND
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                                   GROWTH FUND

                           Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the U.S. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Growth Fund may from time to time hold various foreign currencies pending investment in foreign securities or conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the SEC, and generally, reporting requirements may not be comparable to those applicable to U.S. issuers.



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OTHER INVESTMENT           OPTIONS AND FUTURES CONTRACTS. Options and futures
STRATEGIES, RISKS AND      contracts are types of derivative instruments.
PRACTICES OF               They "derive" their value from an underlying
THE GROWTH FUND            security, index or other financial instrument. The
                           use of options and futures permits the Growth Fund to increase or decrease the level of risk associated with its investments or to change the character of that risk. Options and futures contracts trading are highly specialized activities which entail greater than ordinary investment risks.

                           The Growth Fund may write covered call options, buy put options, buy call options and write put options on particular securities or various indexes. The Fund may also invest in futures contracts and options on futures contracts. The Fund may make these investments for the purpose of protecting its assets (this is known as "hedging") or to generate income.

                           A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

                           A futures contract is an exchange-traded contract to buy or sell a standard quantity and quality of a financial instrument or index at a specified future date and price.

                           The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of the Growth Fund's investments (held or intended for purchase) being hedged and in the price of the


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                                   LOU HOLLAND
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                                   GROWTH FUND

                           futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements.
                           Successful use of options and futures by the Growth Fund is subject to the Investment Manager's ability to correctly predict movements in the direction of the market. For example, if the Fund uses futures contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in future pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.

                           TEMPORARY DEFENSIVE STRATEGY. While the Growth Fund's primary strategy is to be fully invested in equities, the Fund may depart from its principal investment strategies in response to adverse market, economic, political or other conditions. During these periods, the Fund may engage in a temporary, defensive strategy that permits it to invest up to 100% of its assets in high-grade domestic and foreign money market instruments. It is possible that the Growth Fund will not achieve its investment objective when it employs a temporary, defensive strategy.

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SHARE PRICE                You pay no sales charges to invest in the Growth
                           Fund. When you buy or redeem shares, your share price is the Fund's net asset value per share next-determined after we receive your purchase or redemption order. We determine the Growth Fund's net asset value each day that the New York Stock Exchange ("NYSE") is open at the close of trading on that exchange (normally, 4:00 p.m. Eastern Time). Net asset value will not be calculated and, therefore, shares will not be priced when the NYSE is closed.

                           The Growth Fund's net asset value per share is calculated by adding the value of all securities, cash and other assets of the Fund, subtracting the Fund's liabilities (including accrued expenses and dividends payable), and dividing the result by the total number of outstanding Fund shares.

                           The Growth Fund's investments are generally valued based on market value, or if market quotations are not readily available, fair value as determined in good faith by the Fund's board of trustees.



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                                       8
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                                   LOU HOLLAND
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                                   GROWTH FUND

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HOW TO                     The initial minimum investment for the Growth Fund
PURCHASE SHARES            is $2,000. This minimum amount may, in certain cases,
                           be waived or lowered by the Trust.

                           OPENING AN ACCOUNT. Shareholders may make an initial purchase of shares of the Growth Fund by mail or by wire. Shares of the Fund may be purchased on any day the Trust is open for business.

                           A COMPLETED AND SIGNED PURCHASE APPLICATION FORM ("APPLICATION") IS REQUIRED FOR EACH NEW ACCOUNT OPENED WITH THE GROWTH FUND REGARDLESS OF HOW THE INITIAL PURCHASE OF SHARES IS MADE.

                           BY MAIL. Shares of the Growth Fund may be purchased by mailing the completed Application, with a check made payable to the Trust, c/o Firstar Trust Company ("Firstar"), Post Office Box 701, Milwaukee, Wisconsin 53201-0701. Correspondence sent by overnight delivery services should be sent to Firstar Trust Company, 3rd Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

                           BY WIRE. Shares of the Growth Fund may also be purchased by wiring funds to the wire bank account for the Fund. Before wiring funds, please call the Trust toll free at 1-800-295-9779 to advise the Trust of the intention to invest in the Growth Fund, to receive instructions as to how and where to wire the investment, and to obtain a confirmation number to ensure prompt and accurate handling of funds. Please remember to return the completed Application to the Trust as described in the prior paragraph. The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions. The bank that wires the funds may charge a fee. Instruct your bank to use the following instructions when wiring funds:

                           Wire To:            Firstar Bank Milwaukee, N.A.
                                               ABA 075000022
                           Credit:             Firstar Trust Company
                                               Account 112-952-137
                           Further Credit:     Lou Holland Growth Fund
                                               (Shareholder Account Number)
                                               (Shareholder Registration)

                           SUBSEQUENT INVESTMENTS. The minimum subsequent investment for the Growth Fund is $250. Subsequent purchases of shares of the Fund may be made by mail or by wire (see instructions above), or through means of the Telephone Investment Privilege described below under "Shareholder Services."



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                                       9
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                                   LOU HOLLAND
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                                   GROWTH FUND

                           SHARE PRICE. To make an initial purchase of shares of the Growth Fund, a completed and signed Application in good order, as described below, must first be received. Shares in the Fund will be priced at the net asset value per share of the Fund next determined after a purchase order has been received by Firstar as transfer agent in good order, as described below.

                           CONDITIONS OF PURCHASE. The Trust and the
                           Distributor, HCM Investments, Inc., each reserves the right to reject any purchase for any reason and to cancel any purchase due to nonpayment. Purchases are not binding on the Trust or the Investment Manager or considered received until such purchase orders are received by Firstar in good order. Good order requires that purchases must be made in U.S. dollars and, to avoid fees and delays, all checks must be drawn only on U.S. banks. No cash or third party checks will be accepted. As a condition of this offering, if a purchase is canceled due to nonpayment or because a check does not clear (and therefore, the account is required to be redeemed), the purchaser will be responsible for any loss the Fund incurs. The transfer agent charges a $20 fee against a shareholder's account for any checks that do not clear.

                           Shares may be purchased by rendering payment in-kind in the form of marketable securities, including but not limited to shares of common stock and debt instruments, provided the acquisition of such securities is consistent with the Growth Fund's investment objectives and otherwise acceptable to the Investment Manager. If you wish to purchase shares with marketable securities, please call 1-800-295-9779 to determine whether the particular securities will be accepted as payment by the Fund and the manner by which they would be transferred to the Fund.

                           SHARE CERTIFICATES. Share certificates will not be issued for shares unless the shareholder has held them for at least thirty (30) days and has specifically requested them. Most shareholders elect not to receive share certificates. Certificates for full shares only will be issued. Shareholders who lose a share certificate may incur an expense to replace it.



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SHAREHOLDER SERVICES       SHAREHOLDER INQUIRIES AND SERVICES OFFERED. If there
                           are any questions about the following services, please call the Trust at 1-800-295-9779 or write the Trust, c/o Firstar Trust Company, Post Office Box 701, Milwaukee, Wisconsin 53201-0701. The Trust reserves the right to amend the shareholder services described below or to change their terms or conditions upon sixty (60) days notice to shareholders.




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                                       10
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                                   LOU HOLLAND
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                                   GROWTH FUND

                           SHAREHOLDER STATEMENTS AND REPORTS. Each time a shareholder buys or sells shares or reinvests a dividend or distribution in the Growth Fund, the shareholder will receive a statement confirming such transaction and listing the current share balance with the Fund. The Trust also will send shareholders annual and semi-annual reports, as well as year-end tax information about the accounts with the Fund.

                           TELEPHONE PRIVILEGES. For convenience, the Trust provides telephone privileges that allow telephone authorization to (i) purchase shares in the Growth Fund, and (ii) redeem shares in the Fund. Initial purchases of shares may not be made by telephone. To utilize these telephone privileges, check the appropriate boxes on the Application and supply the Trust with the information required. Procedures have been established by the Trust and Firstar that are considered to be reasonable and are designed to confirm personal identification information prior to acting on telephone instructions, including tape recording telephone communications and providing written confirmation of instructions communicated by telephone. If the Investment Manager does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses arising out of any action on its part or any failure or omission to act as a result of its own negligence, lack of good faith, or willful misconduct. In light of the procedures established, the Trust will not be liable for following telephone instructions that it or Firstar, as transfer agent, believes to be genuine. During periods of extreme economic conditions or market changes, requests by telephone may be difficult to make due to heavy volume. During such times, shareholders should consider placing orders by mail.

                           The telephone privileges are not available with respect to shares for which certificates have been issued or with respect to redemptions for accounts requiring supporting legal documents.

                           TELEPHONE INVESTMENT PRIVILEGE. After an account with the Trust has been opened, additional investments in the amount of $1,000 or more may be made by telephoning the Trust at 1-800-295-9779 between 9:00 a.m. and 4:00 p.m. Eastern Time on any day the Trust is open. Telephone investment requests made after 4:00 p.m. Eastern Time will be processed as of close of business on the next business day. In accordance with a shareholder's instructions, the Trust will electronically transfer monies from a shareholder's bank account designated on the Application to the shareholder's account with the Trust. The designated bank must be a member of the Automated Clearing House ("ACH") network and able to make electronic transfers in order for a shareholder to use this privilege. Shares will be purchased at the net asset value determined on the day the order is placed, provided the call is received prior to 4:00 p.m. Eastern Time.




--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           TELEPHONE REDEMPTION PRIVILEGE. The Telephone Redemption Privilege permits a shareholder to authorize the redemption of any amount from his or her account with the Trust by telephoning the Trust at 1-800-295-9779 between 9:00 a.m. and 4:00 p.m.
                           Eastern Time on any day the Trust is open. In accordance with telephone instructions, we will redeem shares of the Growth Fund at their net asset value next determined after the telephone redemption request is received. Telephone redemption requests made after 4:00 p.m. Eastern Time will be processed as of the close of business on the next business day. Redemp tion proceeds will, in accordance with any prior election made by a shareholder, be mailed to shareholder's current address, or transmitted by wire to the shareholder's designated bank account. Firstar will charge a $12 fee for the service. The designated bank must be a member of the ACH network and able to receive electronic transfers in order to use this privilege. Telephone redemption requests will not be processed if the shareholder has changed his or her address within the preceding fifteen (15) days.

                           IRA accounts may not be redeemed via telephone.

                           After an account has been opened, a written request must be sent to the transfer agent in order to arrange for telephone redemptions or to make changes in the bank or account receiving the proceeds. The request must be signed by each shareholder of an account and the signature guaranteed.

                           AUTOMATIC INVESTMENT PLAN (AIP). The Trust offers an AIP whereby a shareholder may purchase shares on a regular scheduled basis ($50 minimum per transaction up to four times per month). Under the AIP, the shareholder's designated bank account is debited a preauthorized amount and applied to purchase shares. The financial institution must be a member of the ACH network. There is no charge for this service. A $15 fee will be charged by the transfer agent if there are insufficient funds in the account at the time of the scheduled transaction. The program will automatically terminate upon redemption of all shares in the account.



--------------------------------------------------------------------------------

                                   LOU HOLLAND
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                                   GROWTH FUND

--------------------------------------------------------------------------------
RETIREMENT PLANS           Trust shares are available in connection with tax
                           benefited retirement plans established under Section
                           401 (a) or Section 403 (b) of the Internal Revenue
                           Code of 1986 as amended ("Code"), IRAs and SEP-IRAs under Section 408 of the Code, Roth IRAs under
                           Section 408A of the Code, Education IRAs under
                           Section 530 of the Code, corporate sponsored profit sharing plans, and deferred compensation plans of state and local governments and tax-exempt organizations that comply with the provisions of
                           Section 457 of the Code. Various initial, annual maintenance and participant fees may apply to these retirement plans. Applicable forms and information regarding plan administration, all fees, and other plan provisions are available from the Trust or Firstar, as transfer agent.



--------------------------------------------------------------------------------
DIVIDENDS, CAPITAL         The Growth Fund earns ordinary investment income from
GAINS DISTRIBUTIONS        dividends and interest on its investments. The Fund
AND TAXES                  expects to distribute substantially all of this
                           income, less Fund expenses, to shareholders annually, or at such other times as the Fund may elect.

                           The Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually.

                           Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Growth Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at the maximum capital gains rate.

                           Dividends and capital gains distributions will be paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. These distributions are paid by the Fund on the basis of each shareholder's relative net assets. The Fund's net asset value will decrease by the amount of the distribution on the day the distribution is made.

                           Dividends and capital gains distributions by the Growth Fund are automatically reinvested in additional Fund shares at the share price on the ex-dividend date, unless you choose to have them paid to you directly. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or if the check(s) remain outstanding for at least six months, the Fund reserves the right to reinvest the check(s) at the then




--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           current net asset value until you notify us with different instructions. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares are taxable to you (unless your investment is in an IRA or other tax-advantaged account). Dividends and capital gains distributions declared in October, November or December and paid in January are taxable in the year in which they are declared.

                           The Trust is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and share redemption proceeds) paid to shareholders who have not complied with IRS regulations. In order to avoid this backup withholding requirement, you must certify that your Social Security or Taxpayer Identification Number is correct (or that you have applied for such a number and are waiting for it to be issued), and that you are not currently subject to, or exempt from, backup withholding.



--------------------------------------------------------------------------------
HOW TO                     Shareholders have the right to redeem (subject to the
REDEEM SHARES              restrictions outlined below) all or any part of their
                           shares in the Growth Fund at a price equal to the net asset value of such shares next computed following receipt of the redemption request in proper form by the Trust. Unless a shareholder has selected the Telephone Redemption Privilege and provided the required information, in order to redeem shares in the Fund, a written request in "proper form" (as explained below) must be sent to Firstar Trust
                           Company, Post office Box 701, Milwaukee, Wisconsin
                           53201-0701. Correspondence sent by overnight delivery services should be sent to Firstar Trust Company, 3rd
                           Floor, 615 East Michigan Street, Milwaukee, Wisconsin
                           53202. A shareholder cannot redeem shares by telephone unless the shareholder is eligible to use the Telephone Redemption Privilege. In addition, the
                           Trust cannot accept requests which specify a particular date for redemption or which specify any other special conditions.

                           PROPER FORM FOR ALL REDEMPTION REQUESTS. A redemption request must be in proper form. To be in proper form, a redemption request must include: (i) share certificates, if any, endorsed by all registered shareholders for the account exactly as the shares are registered and the signature(s) must be guaranteed, as described below; (ii) for written redemption requests, a "letter of instruction," which is a letter specifying the Growth Fund by name, the number of shares to be sold, the name(s) in which the account is registered, and the account number. The letter of instruction must be signed by all registered shareholders for the account using the exact names in which the account is registered; in the case of an IRA account, the letter of instruction must indicate whether or not 10% federal income tax should be withheld from the





--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           redemption. Failure to provide a withholding election will result in 10% being withheld; (iii) other supporting legal documents, as may be necessary, for redemption requests by corporations, trusts, and partnerships; and (iv) any signature guarantees that are required as described above in (i), or required by the Trust where the value of the shares being redeemed is $10,000 or greater, or where the redemption proceeds are to be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees are required if the amount being redeemed is $10,000 or more but generally are not required for redemptions made using the Telephone Redemption Privilege. If proceeds from a redemption made using the Telephone Redemption Privilege are to be sent to a person other than the registered shareholders for the account or to an address or account other than that of record for a period no less than fifteen (15) days prior to the date of the request, then a signature guarantee would be required.

                           Signature guarantees, when required, can be obtained from any one of the following institutions: (i) a bank; (ii) a securities broker or dealer, including a Government or municipal securities broker or dealer, that is a member of a clearing corporation or has net capital of at least $100,000; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or a clearing agency. Notaries public are not acceptable guarantors. A redemption request will not be processed and will be held until it is in proper form, as described above.

                           RECEIVING A REDEMPTION PAYMENT. Except under certain emergency conditions, a redemption payment will be sent to the shareholder within seven (7) days after receipt of the corresponding telephone or written redemption request, in proper form, by the Trust. There are no redemption fees imposed on any redemption request.

                           If a redemption request is with respect to shares purchased by a personal, corporate, or government check within twelve (12) days of the purchase date, the redemption payment will be held until the purchase check has cleared (which may take up to twelve (12) days from the purchase date), although the shares redeemed will be priced for redemption upon receipt of the redemption request. The inconvenience of this twelve (12) day check clearing period can be avoided by purchasing shares with a certified, treasurer's or cashier's check, or with a federal funds or bank wire.




--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           MINIMUM ACCOUNT SIZE. Due to the relatively high cost of maintaining accounts, the Trust reserves the right to redeem shares in any account if, as the result of the redemptions, the value of that account drops below $2,000. A shareholder is allowed at least sixty
                           (60) days, after written notice by the Trust, to make an additional investment to bring the account value up to at least $2,000 before the redemption is processed.



--------------------------------------------------------------------------------
HOW THE TRUST              INVESTMENT MANAGER. The Growth Fund is managed by
IS MANAGED                 Holland Capital Management, L.P., a Delaware limited
                           partnership whose principal place of business is 35
                           West Wacker Drive, Suite 3260, Chicago, Illinois
                           60601. The Invest ment Manager has not previously served as investment manager to any other registered investment company. However, the executives and members of the investment management staff have extensive experience in managing investments. Louis
                           A. Holland, the Managing Partner and Chief Investment
                           Officer of the Investment Manager, has served as an investment adviser for the past 25 years.

                           Subject to the authority of the board of trustees, the Investment Manager supervises and directs the day-to-day investments and operation of the Growth Fund in accordance with the Fund's investment objective, investment program, policies, and restrictions. The Investment Manager also supervises the overall administration of the Trust, which includes, among other activities, preparing and filing documents required for compliance of the Trust with applicable laws and regulations, preparing agendas and other supporting documents for the meetings of the Board, maintaining the corporate records and books of the Trust, and serving as the Trust's liaison with its independent public accountant and any service providers such as the custodian, transfer agent, and administrator.

                           The Trust pays the Investment Manager, on a monthly basis, an investment management fee based on the Growth Fund's average daily net assets at the following annualized rates: with respect to the Fund, 0.85% of the average daily net assets up to $500 million, 0.75% of the average daily net assets up to the next $500 million, and 0.65% of the average daily net assets in excess of $1 billion. The Investment Manager has contractually agreed to waive its investment management fee and reimburse expenses of the Fund so that the Fund's total annual operating expenses do not exceed more than 1.35%.

                           PORTFOLIO MANAGERS. The persons employed by or associated with the Investment Manager who are primarily responsible for the day-to-day management of the Growth Fund's portfolio, are Louis A. Holland, Monica L. Walker and Laura J. Janus. Their business experience for the past five years is



--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

                           as follows: Mr. Holland has served as Managing Partner and Chief Investment Officer of the Investment Manager, and President, Treasurer and Director of the Distributor and of Holland Capital Management, Inc., the General Partner of the Investment Manager; Ms. Walker and Ms. Janus have served as portfolio managers with respect to the Investment Manager's private account clients.




--------------------------------------------------------------------------------
FINANCIAL  HIGHLIGHTS      The financial highlights table is intended to help
                           you understand the Growth Fund's financial performance since the Fund commenced operations.
                           Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Growth Fund (assuming reinvestment of all dividends and distributions). The information for year ended December 31, 1999 and December 31, 1998 has been audited by KPMG LLP, whose reports, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request. Information for other periods presented was audited by other independent auditors.



--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND



                                      FOR THE YEAR ENDED DECEMBER 31,  APRIL 29, 1996(1)
                                     -------------------------------        THROUGH
Per Share Data:                        1999        1998       1997     DECEMBER 31, 1996
                                                                       -----------------
Net asset value, beginning
  of period                            $19.21     $14.18      $11.28      $10.00
                                      -------     -------    -------     -------
Income From Investment Operations:
  Net Investment Income                 (0.03)(2)  (0.02)(2)    0.00(2)     0.00(2)
  Net Gains on Securities (both
     realized and unrealized)            1.76       5.09        3.14        1.46
                                      -------     -------    -------     -------
Total from
  investment operations                  1.73       5.07        3.14        1.46
                                      -------     -------    -------     -------
Less Distributions:
  Dividends (from net
     investment income)                     -      (0.01)      (0.03)      (0.05)
  Dividends (from capital gains)        (0.07)     (0.03)      (0.21)      (0.13)
                                      -------     -------    -------     -------
  Total distributions                   (0.07)     (0.04)      (0.24)      (0.18)
                                      -------     -------    -------     -------
  Net asset value,
     end of period                     $20.87     $19.21      $14.18      $11.28
                                      =======     =======    =======     =======
Total return                            9.01%     35.75%      27.92%      14.62%(3)

Supplemental Data and Ratios:
  Net assets, end of period       $11,171,660 $9,134,903  $5,299,916  $2,860,671

  Ratio of expenses to average net assets
     Before expense
       reimbursement                    2.48%      2.84%       4.19%       6.50%(4)
     After expense
       reimbursement                    1.35%      1.35%       1.35%       1.35%(4)

  Ratio of net investment income (loss)
     to average net assets
     Before expense
       reimbursement                   (0.97%)    (1.60)%     (2.83)%     (5.11)%(4)
     After expense
       reimbursement                    0.16%     (0.11)%      0.02%       0.04%(4)

Portfolio turnover rate                24.13%     32.84%      34.29%      30.48%


(1) Commencement of operations.
(2) Net investment income per share is calculated using the ending balance of undistributed net investment income prior to consideration of adjustments for permanent book and tax differences.
(3) Not annualized.
(4) Annualized.



--------------------------------------------------------------------------------

                                   LOU HOLLAND
--------------------------------------------------------------------------------
                                   GROWTH FUND

--------------------------------------------------------------------------------
ADDITIONAL                 Additional information about The Lou Holland Trust
INFORMATION ABOUT          and the Growth Fund is available from several
THE LOU HOLLAND TRUST      sources.
AND THE GROWTH FUND

                           FINANCIAL REPORTS. Additional information about the Growth Fund's investments is available in the Fund's annual and semi-annual reports. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Growth Fund's performance during its last fiscal year ended December 31, 1999.

                           STATEMENT OF ADDITIONAL INFORMATION. The SAI, dated May 1, 2000, contains detailed information about The Lou Holland Trust and the Growth Fund's investment policies and practices. A current SAI is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference, which means that the SAI is legally a part of the Prospectus.



--------------------------------------------------------------------------------
HOW TO OBTAIN              To obtain a free copy of the current annual report,
ADDITIONAL                 semi-annual report or SAI, requests can be made:
INFORMATION
                           BY MAIL Write to: The Lou Holland Trust c/o Firstar
                           Trust Company, P.O. Box 701, Milwaukee,
                           Wisconsin 53201-0701.

                           BY TELEPHONE Call: 1-800-295-9779.

                           BY E-MAIL Our address is: info@hollandcap.com

                           BY INTERNET Visit our website at: www.hollandcap.com


                           You also can obtain copies of this information by visiting the EDGAR database on the SEC's website at www.sec.gov, or by visiting or writing to the SEC's Public Reference Section at 450 Fifth Street, Washington, D.C. 20549-0102, or by electronic request to the SEC at the following e-mail address: publicinfo@sec.gov. Information on the Public Reference Section can be obtained by calling 1-202-942-8090. The SEC's Public Reference Section may impose a copying charge for any information you request.






                           The SEC's Investment Company Act File Number for The Lou Holland Trust is 811-7533.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           TRUSTEES AND OFFICERS

LOUIS A. HOLLAND, President, Trustee, and
Chairman of the Board of Trustees
Managing Partner and Chief Investment Officer,
Holland Capital Management, L.P. and President,
Treasurer, and Director, HCM Investments, Inc.

MONICA L. WALKER, Secretary and Trustee
Portfolio Manager, Holland Capital Management, L.P.
Vice President, HCM Investments, Inc.

LAURA J. JANUS, Treasurer
Portfolio Manager, Holland Capital Management, L.P.
Vice President, HCM Investments, Inc.

LESTER H. MCKEEVER, JR., Trustee
Managing Partner, Washington, Pittman & McKeever
Certified Public Accountants & Management Consultants

KENNETH R. MEYER, Trustee
President and Managing Partner
Lincoln Capital Management Company

JOHN D. MABIE, Trustee
President, Mid-Continent Capital


MANAGER
Holland Capital Management, L.P.
35 West Wacker Drive, Suite 3260
Chicago, IL 60601
Telephone (312) 553-1000

CUSTODIAN AND TRANSFER AGENT
Firstar Bank Milwaukee, N.A.
Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone (800) 295-9779

INDEPENDENT AUDITOR
KPMG LLP
Chicago, IL

LEGAL COUNSEL
Jorden Burt Boros Cicchetti Berenson & Johnson LLP
Washington, D.C.

LOGO: LOU HOLLAND GROWTH FUND



--------------------------------------------------------------------------------

                                                                      PROSPECTUS
                                                                     MAY 1, 2000

                              THE LOU HOLLAND TRUST
                              35 West Wacker Drive
                                   Suite 3260
                             Chicago, Illinois 60601

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated May 1, 2000, which may be obtained by telephoning the Trust at 1-800-295-9779. This Statement of Additional Information has been incorporated by reference into the Prospectus, which means that it is legally a part of the Prospectus.

The date of this Statement of Additional Information is May 1, 2000.



                                TABLE OF CONTENTS

ITEM                                                                     PAGE
----                                                                     ----

  General Information and History                                        B-2
  Investment Restrictions                                                B-2
  Description of Certain Investments and Policies                        B-3
  Management of The Trust                                                B-8
  Committees of the Board of Trustees                                    B-9
  Principal Holders of Securities                                        B-9
  Investment Management and Other Services                               B-10
  Brokerage Allocation and Other Practices                               B-11
  Purchase and Redemption of Securities Being Offered                    B-12
  Determination of Net Asset Value                                       B-12
  Taxes                                                                  B-13
  Organization of The Trust                                              B-13
  Performance Information About the Growth Fund                          B-14
  Legal Matters                                                          B-15
  Independent Auditors                                                   B-15
  Financial Statements                                                   B-15
   Appendix                                                              B-16

GENERAL INFORMATION AND HISTORY

The Lou Holland Trust (the "Trust") was organized as a Delaware business trust on December 20, 1995 and is registered with the Securities and Exchange Commission ("SEC") as a no-load, open-end diversified management investment company, commonly known as a "mutual fund." The Trust is organized as a series company and currently consists of one series, the Growth Fund. In the future, the Trust may establish additional series.

The Growth Fund is a separate investment portfolio with a distinct investment objective, investment programs, policies, and restrictions. The Fund is managed by Holland Capital Management (the "Investment Manager"), which directs the day-to-day operations of the Fund. The Investment Manager also provides administrative services to the Trust. HCM Investments, Inc. (the "Distributor"), an affiliate of the Investment Manager, serves as distributor for the shares of the Fund.

The Trust bears all expenses of its operation, other than those assumed by the Investment Manager. Such expenses include payment for distribution services, transfer agent services, accounting services, certain administrative services, legal fees, and payment of taxes. In addition, the expense of organizing the Trust and registering and qualifying its initial shares under federal and state securities laws will be charged to the Trust's operations, as an expense, and amortized over a period not to exceed five years.

INVESTMENT RESTRICTIONS

The following fundamental investment restrictions apply to the Growth Fund and may be changed only by approval of the Fund's shareholders. Except with respect to borrowing money, as described in (2) below, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in that percentage amount resulting from any change in value of the portfolio securities or the Fund's net assets will not result in a violation of such investment restriction.

The Growth Fund will not:

(1) MARGIN AND SHORT SALES: Purchase securities on margin or sell securities short, except that the Growth Fund may make margin deposits in connection with permissible options and futures transactions subject to (5) and (8) below, may make short sales against the box and may obtain short-term credits as may be necessary for clearance of transactions;

(2) SENIOR SECURITIES AND BORROWING: Issue any class of securities senior to any other class of securities, although the Growth Fund may borrow from a bank for temporary, extraordinary or emergency purposes or through the use of reverse repurchase agreements. The Fund may borrow up to 15% of the value of its total assets in order to meet redemption requests. No securities will be purchased when borrowed money exceeds 5% of the Fund's total assets. The Fund may enter into futures contracts subject to (5) below;

(3) REAL ESTATE: Purchase or sell real estate, or invest in real estate limited partnerships, except the Growth Fund may, as appropriate and consistent with its investment objective, investment programs, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate mortgage investment conduits, mortgage pass-through securities, mortgage-backed securities and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities;

(4) CONTROL OF PORTFOLIO COMPANIES: Invest in portfolio companies for the purpose of acquiring or exercising control of such companies;

(5) COMMODITIES: Purchase or sell commodities and invest in commodities futures contracts, except that the Growth Fund may enter into futures contracts and options thereon where, as a result thereof, no more than 5% of the total assets for the Fund (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under Commodity Futures Trading Commission regulations, may be excluded in computing such 5% limit;

(6) INVESTMENT COMPANIES: Invest in the securities of other open-end investment companies, except that the Growth Fund may purchase securities of other open-end investment companies if immediately thereafter the Fund (i) owns no more than 3% of the total outstanding voting securities of any one investment company and
(ii) invests no more than 10% of its total assets (taken at market value) in the securities of any one investment company or all other investment companies in the aggregate;

(7) UNDERWRITING: Underwrite securities issued by other persons, except to the extent that the Growth Fund may be deemed to be an underwriter, within the meaning of the 1933 Act, in connection with the purchase of securities directly from an issuer in accordance with the Fund's investment objective, investment programs, policies, and restrictions;

(8) OPTIONS AND SPREADS: Invest in puts, calls, straddles, spreads or any combination thereof, except that the Growth Fund may invest in and commit its assets to writing and purchasing put and call options to the extent permitted by the Prospectus and this Statement of Additional Information;

(9) OIL AND GAS PROGRAMS: Invest in interests in oil, gas, or other mineral exploration or development programs or oil, gas and mineral leases, although investments may be made in the securities of issuers engaged in any such businesses;

(10) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND TRUSTEES: Purchase or retain the securities of any issuer if the officers and Trustees or the Investment Manager individually own more than 1/2 of 1% of the securities of such issuer or collectively own more than 5% of the securities of such issuer;

(11) LOANS: Make loans, except that the Growth Fund in accordance with its investment objective, investment program, policies, and restrictions may: (i) invest in a portion of an issue of publicly issued or privately placed bonds, debentures, notes, and other debt securities for investment purposes; (ii) purchase money market securities and enter into repurchase agreements, provided such repurchase agreements are fully collateralized and marked to market daily; and (iii) lend its portfolio securities in an amount not exceeding one-third the value of the Fund's total assets;

(12) UNSEASONED ISSUERS: Invest more than 5% of its total assets in securities of issuers, including their predecessors and unconditional guarantors, which, at the time of purchase, have been in operation for less than three years, other than obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities;

(13) RESTRICTED SECURITIES, ILLIQUID SECURITIES AND SECURITIES NOT READILY
MARKETABLE: Knowingly purchase or otherwise acquire any security or invest in a repurchase agreement maturing in more than seven days, if as a result, more than 15% of the net assets of the Growth Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days. The Fund may invest without limitation in restricted securities provided such securities are considered to be liquid;

(14) MORTGAGING: Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by the Growth Fund, except as may be necessary in connection with (i) permissible borrowings (in which event such mortgaging, pledging, and hypothecating may not exceed 15% of the Fund's total assets in order to secure such borrowings) and (ii) the use of options and futures contracts;

(15) DIVERSIFICATION: Make an investment unless 75% of the value of the Growth Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For purposes of this restriction, the purchase of "other securities" is limited so that no more than 5% of the value of the Fund's total assets would be invested in any one issuer. As a matter of operating policy, the Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all the collateral underlying the repurchase agreements are U.S. Government securities and such repurchase agreements are fully collateralized; or

(16) CONCENTRATION: Invest 25% or more of the value of its total assets in any one industry, except that the Growth Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements.

DESCRIPTION OF CERTAIN INVESTMENTS AND POLICIES

The following is a description of certain types of investments which may be made by the Growth Fund and of certain investment policies that may be followed by the Fund.

MONEY MARKET INSTRUMENTS
The Growth Fund may invest in high-quality money market instruments in order to enable it to: (i) take advantage of buying opportunities; (ii) meet redemption requests or ongoing expenses; or (iii) take defensive action as necessary, or for other temporary purposes. The money market instruments that may be used by the Fund include:

     U.S. GOVERNMENT OBLIGATIONS: These consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable Government security, have a maturity of up to one year and are issued on a discount basis.

     U.S. GOVERNMENT AGENCY SECURITIES: These consist of debt securities issued by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (FHLMC"), the Farm Credit Banks, the Federal National Mortgage Association ("FNMA"), and the U.S. Postal Service. These securities are either: (i) backed by the full faith and credit of the U.S. Government (e.g., U.S. Treasury Bills);
     (ii) guaranteed by the U.S. Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., each of the Federal Home Loan Banks).

     BANK AND SAVINGS AND LOAN OBLIGATIONS: These include, among others, certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers' acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With bankers' acceptances, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. In the case of domestic banks, the Growth Fund will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is a member of the Federal Deposit Insurance Corporation ("FDIC"), or in the case of savings and loan associations, insured by the FDIC; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. The Fund will not invest in time-deposits maturing in more than seven days.

     COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE DEBT INSTRUMENTS: These include commercial paper (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 13 months are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. The Growth Fund may purchase corporate debt securities having no more than 13 months remaining to maturity at the date of settlement.

     REPURCHASE AGREEMENTS: The Growth Fund may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as the Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist of high-quality debt securities and must be determined to present minimal credit risks. Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark to market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by the Fund for a duration of more than seven days if, as a result, more than 15% of the net asset value of the Fund would be invested in such agreements or other securities which are not readily marketable.

     The Growth Fund will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, the Fund could incur costs in connection with the disposition of the collateral if the seller were to default. The Fund will enter into repurchase agreements only with sellers deemed to be creditworthy by the Board and only when the economic benefit to the Fund is believed to justify the attendant risks. The Fund has adopted standards for the sellers with whom they will enter into repurchase agreements. The Board believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Fund may enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities.

SECURITIES OF FOREIGN ISSUERS
As described in the Prospectus, the Growth Fund also may purchase equity and equity-related securities of foreign issuers. Also as described in the Prospectus, the Fund may purchase American Depositary Receipts ("ADRs"). ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in an over-the-counter market. Generally, ADRs are in registered form. There are no fees imposed on the purchase or sale of ADRs when purchased from the issuing bank or trust company in the initial underwriting, although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of ADRs into the underlying securities. Investments in ADRs have certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are registered domestically, easily transferable and for which market quotations are readily available; and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting, and financial reporting standards as domestic issuers.

Investments in foreign securities involve certain risks that are not typically associated with investing in domestic issuers, including: (i) less publicly available information about the securities and about the foreign company or government issuing them; (ii) less comprehensive accounting, auditing, and financial reporting standards, practices, and requirements; (iii) stock markets outside the U.S. may be less developed or efficient than those in the U.S. and government supervision and regulation of those stock markets and brokers and the issuers in those markets is less comprehensive than that in the U.S.; (iv) the securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers; (v) settlement of transactions with respect to foreign securities may sometimes be delayed beyond periods customary in the U.S.; (vi) fixed brokerage commissions on certain foreign stock exchanges and custodial costs with respect to securities of foreign issuers generally exceed domestic costs; (vii) with respect to some countries, there is the possibility of unfavorable changes in investment or exchange control regulations, expropriation, or confiscatory taxation, taxation at the source of the income payment or dividend distribution, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments that could adversely affect U.S. investments in those countries; and (viii) foreign securities denominated in foreign currencies may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations and the Fund may incur costs in connection with conversions between various currencies. Specifically, to facilitate its purchase of securities denominated in foreign currencies, the Fund may engage in currency exchange transactions to convert currencies to or from U.S. dollars. The Fund does not intend to hedge its foreign currency risks and will engage in currency exchange transactions on a spot (i.e., cash) basis only at the spot rate prevailing in the foreign exchange market.

EQUITY SECURITIES
As stated in the Prospectus, the Growth Fund invests primarily in the common stocks of a diversified group of companies that have (i) demonstrated historical growth of earnings faster than the general market, (ii) earnings growth stability, (iii) a return on equity higher than the general market, and (iv) whose dividend growth is typically greater than that of the market.

CONVERTIBLE SECURITIES
Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

OPTIONS AND FUTURES CONTRACTS
The Growth Fund may write covered call options, buy put options, buy call options and write put options, without limitation except as noted in this paragraph and in the Fund's investment restrictions set forth in this Statement of Additional Information. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. The Fund may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes or for other purposes so long as aggregate initial margins and premiums required for non-hedging positions do not exceed 5% of its net assets, after taking into account any unrealized profits and losses on any such contracts it has entered into. However, the Fund may not write put options or purchase or sell futures contracts or options on futures contracts to hedge more than its total assets unless immediately after any such transaction the aggregate amount of premiums paid for put options and the amount of margin deposits on its existing futures positions do not exceed 5% of its total assets.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Growth Fund may invest in unlisted over-the-counter options only with broker-dealers deemed creditworthy by the Investment Manager. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. The Fund bears the risk that the broker-dealer will fail to meet its obligations. There is no assurance that the Fund will be able to close an unlisted or listed option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

To enter into a futures contract, the Growth Fund must make a deposit of an initial margin with its custodian in a segregated account in the name of its futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of a portfolio's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements.

Successful use of options and futures by the Growth Fund is subject to the Investment Manager's ability to correctly predict movements in the direction of the market. For example, if the Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in future pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.

ILLIQUID SECURITIES
The Growth Fund will not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. The Investment Manager will monitor the liquidity of such restricted securities under the supervision of the Board.

The Growth Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"). Commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in commercial paper, thus providing liquidity. The Fund believes that commercial paper and possible certain other restricted securities which meet the criteria for liquidity established by the Board, as contemplated by SEC Rule 144A, are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Board, including commercial paper, as determined by the Investment Manager, as liquid and not subject to the investment limitations applicable to illiquid securities.

Rule 144A adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to a restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Investment Manager anticipates that the market for certain restricted securities such as institutional commercial paper may expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASDAQ Stock Market, Inc.

WARRANTS
The Growth Fund may invest in warrants, which are certificates that give the holder the right to buy a specific number of shares of a company's stock at a stipulated price within a certain time limit (generally, two or more years). Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

WHEN-ISSUED SECURITIES
The Growth Fund may utilize up to 5% of its total assets to purchase securities on a "when-issued" basis, which normally settle within 30 to 45 days. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if the Investment Manager deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued basis, the yields obtained may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When the Fund agrees to purchase when-issued securities, its custodian will set aside in a segregated account cash, U.S. government securities or other liquid high-grade debt obligations or other liquid securities that are acceptable as collateral to the appropriate regulatory authority equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

OTHER INVESTMENT COMPANIES
The Growth Fund may also invest up to 10% of its total assets in the securities of other investment companies, including closed-end investment companies, in accordance with Section 12(d)(1)(A) of the 1940 Act. Such investment in other investment companies will take into consideration the operating expenses and fees of these companies, including advisory fees, as such expenses may reduce investment return.

LENDING OF PORTFOLIO SECURITIES
In order to generate income, the Growth Fund may lend portfolio securities on a short-term or a long-term basis, up to one-third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities. Since this technique may be considered a form of leverage, the Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Investment Manager for the Fund has determined are creditworthy under guidelines established by the Trustees, and will receive collateral in the form of cash (which may be invested in accordance with the Fund's investment program) or U.S. Government securities, equal to at least 100% of the value of the securities loaned at all times. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. The Fund will retain the right to call, upon notice, the securities lent. The principal risk is the potential insolvency of the broker-dealer or other borrower. As a result there may be delays in recovery, or even loss of rights in the collateral should the borrower fail financially. The Investment Manager reviews the creditworthiness of the entities to which loans are made to evaluate those risks.

CERTAIN POLICIES TO REDUCE RISK
The Growth Fund has adopted certain fundamental investment policies in managing its portfolio that are designed to maintain the portfolio's diversity and reduce risk. The Fund will (i) not purchase the securities of any company if, as a result, the Fund's holdings of that issue would amount to more than 5% of the value of the Fund's total assets, or more than 25% of the value of total assets would be invested in any one industry; and (ii) not borrow money except for temporary purposes and then only in amounts not exceeding 15% of the value of its total assets. The Fund will not borrow in order to increase income, but only to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. Limitation (i) does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities or instruments secured by such obligations such as repurchase agreements, or to cash or cash items. These investment policies are fundamental and may be changed for the Fund only by approval of the Fund's shareholders.

If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. The 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. To avoid the potential leveraging effects of the Fund's borrowings, additional investments will not be made while borrowings are in excess of 5% of the Fund's total assets.

In addition, it is a fundamental investment policy that the Growth Fund may invest only up to 20% of its total assets in securities of foreign issuers. The Fund adheres to certain other fundamental investment policies which are set forth in this Statement of Additional Information.

These fundamental investment policies may be changed only with the consent of a "majority of the outstanding voting securities" of the Growth Fund. As used in this Prospectus and Statement of Additional Information, the term "majority of the outstanding voting shares" means the lesser of (i) 67% of the shares of the Fund present at a meeting where the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES
The management of the Trust's business and affairs is the responsibility of its Board of Trustees. Although the Board is not involved in the day-to-day operations of the Trust, the Board has the responsibility for establishing broad operating policies and supervising the overall performance of the Trust.

TRUSTEES AND OFFICERS
The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below. Any Trustee who is considered an "interested person" of the Trust (as defined in Section 2 (a) (19) of the 1940 Act) is indicated by an asterisk next to his or her name. The address for all interested persons, unless otherwise indicated, is 35 West Wacker Drive, Suite 3260, Chicago, Illinois 60601:



                                             POSITION WITH THE TRUST AND
                                             PRINCIPAL OCCUPATION DURING THE
NAME                               AGE       PAST FIVE YEARS



*Louis A. Holland                   58       President, Trustee and Chairman of
                                             the Board of Trustees.  Managing
                                             Partner and Chief Investment
                                             officer of Holland Capital
                                             Management, L.P. President,
                                             Treasurer and Director, HCM
                                             Investments, Inc.

*Monica L. Walker                   41       Secretary and Trustee.  Portfolio
                                             Manager, Holland Capital Management, L.P.;
                                             Vice President, HCM Investments, Inc.

*Laura J. Janus                     52       Treasurer.  Portfolio Manager, Holland
                                             Capital Management, L.P.;  Vice President,
                                             HCM Investments, Inc.

Lester H. McKeever, Jr.             65       Trustee.  Managing Partner, Washington,
6700 S. Oglesby Ave.                         Pittman & McKeever, Certified Public
Chicago, IL 60649-1301                       Accountants & Management Consultants.

Kenneth R. Meyer                    55       Trustee. President and Managing
1012 Westhoor Rd.                            Director, Lincoln Capital Management Co.

Winnetka, IL 60093-1840


John D. Mabie                       67       Trustee.  President, Mid-Continent Capital.
55 W. Monroe St.
Suite 3560
Chicago, IL 60603-5011


Of the persons listed in the table above, the following describes any position held with any affiliated persons or principal underwriters of registrant: Louis
A. Holland is Managing Partner and Chief Investment Officer of the Investment Manager and President, Treasurer and Director of the Distributor; Monica L. Walker and Laura J. Janus each are a Vice President of the Distributor and a partner of, and member of the Investment Policy Committee of, the Investment Manager.



The following table describes the compensation provided by the Trust for the fiscal year ended December 31, 1999:

-----------------------------------------------------------------------------------------------------------------------
        (1)                         (2)                       (3)                      (4)                     (5)
NAME OF PERSON,                AGGREGATE           PENSION OR RETIREMENT      ESTIMATED BENEFITS     TOTAL COMPENSATION
  POSITION                 COMPENSATION FROM       BENEFITS ACCRUED AS PART      UPON RETIREMENT         FROM THE TRUST
                                                          THE TRUST *         OF TRUST EXPENSES        PAID TO TRUSTEES
-----------------------------------------------------------------------------------------------------------------------


Lester H. McKeever,

Trustee and Member of               $1,000                     0                        0                       1,000
Audit Committee

-----------------------------------------------------------------------------------------------------------------------
Kenneth R. Meyer,

Trustee and Member of               $1,000                     0                        0                      $1,000
Audit Committee

-----------------------------------------------------------------------------------------------------------------------
John D. Mabie,

Trustee and Member of                 $500                    0                         0                        $500
Audit Committee

-----------------------------------------------------------------------------------------------------------------------

*Each Trustee listed in the table voluntarily agreed to waive the receipt of fees for services as a Trustee to the Trust for the first half of the fiscal year ended December 31, 1999 Therefore, the compensation shown in this table represents those fees paid only for services performed during the second half of the fiscal year ended December 31, 1999.

Trustees who are interested persons of the Trust, as that term is defined by the 1940 Act, do not receive compensation from the Trust. Each Trustee who is not an interested person of the Trust is expected to receive $2,250 for services as a Trustee for the fiscal year ending December 31, 2000.


COMMITTEES OF THE BOARD OF TRUSTEES

The Board has an Audit Committee and an Executive Committee. The duties of these two committees and their present membership are as follows:

AUDIT COMMITTEE: The members of the Audit Committee will consult with the Trust's independent public accountants if the accountants deem it desirable, and will meet with the Trust's independent public accountants at least once annually to discuss the scope and results of the annual audit of the Growth Fund and such other matters as the Audit Committee members may deem appropriate or desirable. Lester H. McKeever, Jr., Kenneth R. Meyer and John D. Mabie are the members of the Audit Committee.

EXECUTIVE COMMITTEE: During intervals between meetings of the Board, the Executive Committee possesses and may exercise all of the powers of the Board in the management of the Trust except as to matters where action of the full Board is specifically required. Included within the scope of such powers are matters relating to valuation of securities held in the Growth Fund's portfolio and the pricing of the Fund's shares for purchase and redemption. Louis A. Holland and Monica L. Walker are the members of the Executive Committee.

PRINCIPAL HOLDERS OF SECURITIES


The names, addresses, and percentages of ownership of each person who owns of record or beneficially five percent or more of the Growth Fund's shares as of March 31, 2000 are listed below:

Name                               Address                          Percentage


Robert Fred Heft                   2 Oakbrook Club Drive               8.12%
                                   Apt C307
                                   Hinsdale, Il  60523-1333


Great West Life Recordkeeper       8515 E. Orchard Rd                  7.36%
Chicago Park District Def Comp     Englewood, Co  80111-5002
Trust FBO Chicago Park
Distirct 457


Lee Seidler & Lynn Seidler         5001 Joewood Dr                     7.20%
Jt Ten                             Sanibel Fl  33957-7512


Tia Lamarre Duppler                9 Woodbury Ct                       6.44%
                                   Appleton, WI  54915-7111

Lady Joan LP                       50A Marlin Lane                     5.40%
                                   Key Largo, Fl 33037

As of March 31, 2000, Trustees and officers of the Trust, as a group, owned 5.17% of the Growth Fund's outstanding voting securities.


INVESTMENT MANAGEMENT AND OTHER SERVICES

THE INVESTMENT MANAGER
Holland Capital Management, 35 West Wacker Drive, Suite 3260, Chicago, Illinois 60601, serves as Investment Manager of the Trust pursuant to an Investment Management and Administration Agreement that has been approved by the Board, including a majority of independent Trustees.

The controlling persons of the Investment Manager are: Holland Capital Management, Inc., the General Partner of the Investment Manager; Louis A. Holland, Managing Partner and Chief Investment Officer of the Investment Manager; and Catherine E. Lavery, Chief Accounting Officer, Secretary and Director of Holland Capital Management, Inc.


Investment management fees are paid to the Investment Manager monthly at the following annualized rates based on a percentage of the average daily net asset value of the Growth Fund: 0.85% of average daily net assets up to $500 million, 0.75% of average daily net assets up to the next $500 million, and 0.65% of average daily net assets in excess of $1 billion. For the fiscal years ended December 31, 1997, 1998 and 1999, no management fees were paid to the Investment Manager by the Growth Fund. The Investment Manager has contractually agreed to waive its management fee and/or reimburse expenses in an amount that operates to limit total annual operating expenses to not more than 1.35% of the Growth Fund's average daily net assets.


In addition to the duties set forth in the Prospectus, the Investment Manager, in furtherance of such duties and responsibilities, is authorized in its discretion to engage in the following activities: (i) buy, sell, exchange, convert, lend, or otherwise trade in portfolio securities and other assets; (ii) place orders and negotiate the commissions (if any) for the execution of transactions in securities with or through broker-dealers, underwriters, or issuers; (iii) prepare and supervise the preparation of shareholder reports and other shareholder communications; and (iv) obtain and evaluate business and financial information in connection with the exercise of its duties.

The Investment Manager will also furnish to or place at the disposal of the Trust such information and reports as requested by or as the Investment Manager believes would be helpful to the Trust. The Investment Manager has agreed to permit individuals who are among its officers or employees to serve as Trustees, officers, and members of any committee or advisory board of the Trust without cost to the Trust. The Investment Manager has agreed to pay all salaries, expenses, and fees of any Trustees or officers of the Trust who are affiliated with the Investment Manager.


In its administration of the Trust, the Investment Manager is responsible for:
(i) maintaining the Trust's books and records; (ii) overseeing the Trust's insurance relationships; (iii) preparing or assisting in the preparation of all required tax returns, proxy statements and reports to the Trust's shareholders and Trustees and reports to and filings with the SEC and any other governmental agency; (iv) preparing such applications and reports as may be necessary to register or maintain the registration of the Trust's shares under applicable state securities laws; (v) responding to all inquiries or other communications of shareholders which are directed to the Investment Manager; and (vi) overseeing all relationships between the Trust and its agents.

CODE OF ETHICS
The Trust adheres to a Code of Ethics established pursuant to Rule 17j-1 under the 1940 Act. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with the Trust. The Manager has included similar provisions in its Code of Ethics. The Codes require all access persons to obtain prior clearance before engaging in personal securities transactions. Transactions must be executed within three business days of their clearance. The Codes also contain other restrictions applicable to specified types of transactions. In addition, all employees must report their personal securities transactions within 10 days after the end of the calendar quarter. Any material violation of the Codes relating to the Trust is reported to the Board of the Trust. The Board also reviews the administration of the Codes on an annual basis.

THE DISTRIBUTOR AND DISTRIBUTION SERVICES
The Distributor serves as the principal underwriter of the shares of the Growth Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is a Delaware corporation whose principal place of business is 35 West Wacker Drive, Suite 3260, Chicago, Illinois 60601. The Distributor is an affiliate of the Investment Manager, as both the Distributor and the Investment Manager are controlled by Louis A. Holland.


The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing such services. The Trust has not currently entered into any plan or agreement for the payment of fees pursuant to Rule 12b-1 under the 1940 Act, but reserves the right to do so with respect to the Growth Fund, any future series of shares or any future classes of shares of any series. No compensation was paid to the Distributor for distribution services for the year ended December 31, 1999.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Pursuant to written agreements between it and Firstar Trust Company ("Firstar"), Firstar will serve as custodian, transfer agent and dividend disbursing agent for the Trust. Firstar also will provide fund accounting, administrative, recordkeeping, tax related and other reporting services for the Trust. The principal business address of Firstar is 615 East Michigan Street, Post Office Box 701, Milwaukee, Wisconsin 53201-0701.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board, the Investment Manager is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Trust, including the selection of broker-dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

The purchase of any money market instruments and any other debt securities traded in the over-the-counter market usually will be on a principal basis directly from issuers or dealers serving as primary market makers. The price of such money market instruments and debt securities is usually negotiated, on a net basis, and no brokerage commissions are paid. Although no stated commissions are paid for securities traded in the over-the-counter market, transactions in such securities with dealers usually include the dealer's "mark-up" or "mark-down." Money market instruments and other debt securities may also be purchased in underwriting offerings, which include a fixed amount of compensation to the underwriter, generally referred to as the underwriting discount or concession.

In selecting brokers and dealers to execute transactions for the Growth Fund, the primary consideration is to seek to obtain the best execution of the transactions, at the most favorable overall price, and in the most effective manner possible, considering all the circumstances. Such circumstances include: the price of the security; the rate of the commission or broker-dealer's "spread;" the size and difficulty of the order; the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers; and the value of research and other services provided by the broker-dealer. The Investment Manager may also rank broker-dealers based on the value of their research services and may use this ranking as one factor in its selection of broker-dealers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the policy of seeking the best price and execution as state above, sales of shares of the Fund by a broker-dealer may be considered by the Investment Manager in the selection of broker-dealers to execute portfolio transactions for the Fund.

Under no circumstances will the Trust deal with the Investment Manager or its affiliates in any transaction in which the Investment Manager or its affiliates act as a principal.

In placing orders for the Trust, the Investment Manager, subject to seeking best execution, is authorized to cause the Trust to pay broker-dealers that furnish brokerage and research services (as such services are defined under section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") a higher commission than that which might be charged by another broker-dealer that does not furnish such brokerage and research services or who furnishes services of lesser value. However, such higher commissions must be deemed by the Investment Manager as reasonable in relation to the brokerage and research services provided by the broker-dealer, viewed in terms of either that particular transaction or the overall decision-making responsibilities of the Investment Manager with respect to the Trust or other accounts, as to which it exercises investment discretion (as such term is defined under Section 3(a)(35) of the 1934 Act).

The Investment Manager currently provides investment advice to other entities and advisory accounts that have investment programs and an investment objective similar to the Growth Fund. Accordingly, occasions may arise when the Investment Manager may engage in simultaneous purchase and sale transactions of securities that are consistent with the investment objective and programs of the Fund, and other accounts. On those occasions, the Investment Manager will allocate purchase and sale transactions in an equitable manner according to written procedures approved by the Board. Specifically, such written procedures provide that, in allocating purchase and sale transactions made on a combined basis, the Investment Manager will seek to achieve the same average unit price of securities for each entity and will seek to allocate, as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased or sold by each entity. Such procedures may, in certain instances, be either advantageous or disadvantageous to the Fund.

It is expected that the Distributor, a registered broker-dealer, may act as broker for the Growth Fund, in conformity with the securities laws and rules thereunder. The Distributor is an affiliated person of the Investment Manager. In order for the Distributor to effect any portfolio transactions for the Fund on an exchange or board of trade, the commissions received by the Distributor must be reasonable and fair compared to the commission paid to other brokers in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow the Distributor to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. The Board will approve procedures for evaluating the reasonableness of commissions paid to the Distributor and periodically will review these procedures. The Distributor will not act as principal in effecting any portfolio transactions for the Fund.


For the fiscal years ended December 31, 1997, 1998 and 1999, total brokerage commissions paid by the Growth Fund were $4,508, $4,805, and $6,842 respectively. No brokerage commissions were paid to the Distributor.


PURCHASE AND REDEMPTION OF SECURITIES BEING OFFERED

The shares of the Growth Fund are offered to the public for purchase directly through the Distributor. The offering and redemption price of the shares of the Fund are based upon the Fund's net asset value per share next determined after a purchase order or redemption request has been received in good order by the Fund. See "Determination of Net Asset Value" below. The Trust intends to pay all redemptions of the shares of the Fund in cash. However, the Trust may make full or partial payment of any redemption request by the payment to shareholders of portfolio securities (i.e., by redemption-in-kind), at the value of such securities used in determining the redemption price. The Trust, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, will file a notification of election under which the Fund will be committed to pay in cash to any shareholder of record of the Fund, all such shareholder's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period. The securities to be paid in-kind to any shareholders will be readily marketable securities selected in such manner as the Board deems fair and equitable. If shareholders were to receive redemptions-in-kind, they would incur brokerage costs should they wish to liquidate the portfolio securities received in such payment of their redemption request. The Trust does not anticipate making redemptions-in-kind.

The right to redeem shares or to receive payment with respect to any redemption of shares of the Growth Fund may only be suspended (i) for any period during which trading on the New York Stock Exchange ("Exchange") is restricted or such Exchange is closed, other than customary weekend and holiday closings, (ii) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Fund is not reasonably practicable, or (iii) for such other periods as the SEC may by order permit for protection of shareholders of the Fund.

DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Growth Fund is normally calculated as of the close of trading on the Exchange on every day the Exchange is open for trading. The Exchange is open Monday through Friday except on national holidays. The assets of the Growth Fund are valued as follows:
Equity assets are valued based on market quotations, or if market quotations are not available, by a method that the Board believes accurately reflects fair value.

All money market instruments held by the Growth Fund are valued on an amortized cost basis. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security.

Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued at prices obtained from an independent pricing service. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Investment Manager deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued in good faith by the Board using its best judgment.

TAXES

The Trust intends to continue to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. As such, it will not be subject to federal income tax on any income and capital gains distributed to its shareholders. Under Subchapter M of the Code, the Trust must satisfy certain requirements regarding the character of investments in the Trust, investment diversification, and distribution.

In general, to qualify as a RIC, at least 90% of the gross income of the Trust for the taxable year must be derived from dividends, interest, and gains from the sale or other disposition of securities.

A RIC must distribute to its shareholders 90% of its ordinary income and net short-term capital gains. Moreover, undistributed net income may be subject to tax at the RIC level.

In addition, the Trust must declare and distribute dividends equal to at least 98% of its ordinary income (as of the twelve months ended December 31) and distributions of at least 98% of its capital gains net income (as of the twelve months ended October 31), in order to avoid a federal excise tax. The Trust intends to make the required distributions, but cannot guarantee that it will do so. Dividends attributable to the Trust's ordinary income are taxable as such to shareholders in the year in which they are received.

A corporate shareholder may be entitled to take a deduction for income dividends received by it that are attributable to dividends received from a domestic corporation, provided that both the corporate shareholder retains its shares in the Growth Fund for more than 45 days and the Trust retains its shares in the issuer from whom it received the income dividends for more than 45 days. A distribution of capital gains net income reflects the Trust's excess of net long-term gains over its net short-term losses. The Trust must designate income dividends and distributions of capital gains net income and must notify shareholders of these designations within sixty days after the close of the Trust's taxable year. A corporate shareholder of the Trust cannot use a dividends-received deduction for distributions of capital gains net income.

If, in any taxable year, the Trust should not qualify as a RIC under the Code:
(i) the Trust would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to its shareholders, and (ii) the Trust's distributions to the extent made out of the Trust's current or accumulated earnings and profits would be taxable to its shareholders (other than shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gains dividends), and may qualify for the deduction for dividends received by corporations.

If the Trust purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Trust may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of the shares even if the income is distributed as a taxable dividend by the Trust to its shareholders. Additional charges in the nature of interest may be imposed on either the Trust or its shareholders with respect to deferred taxes arising from the distributions or gains. If the Trust were to purchase shares in a PFIC and (if the PFIC made the necessary information available) elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Trust might be required to include in income each year a portion of the ordinary earnings and net capital gains of the PFIC, even if not distributed to the Trust, and the amounts would be subject to the 90% and calendar year distribution requirements described above.

ORGANIZATION OF THE TRUST

Each share of the Growth Fund is entitled to one vote on all matters submitted to a vote of shareholders of the Fund. Fractional shares, when issued, have the same rights, proportionately, as full shares. All shares are fully paid and non-assessable when issued and have no preemptive, conversion or cumulative voting rights.

As a Delaware business trust entity, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (i) electing the initial Board; (ii) approving certain agreements as required by the 1940 Act; (iii) changing the fundamental investment objective, policies, and restrictions of the Growth Fund; and (iv) filling vacancies on the Board in the event that less than a majority of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders meeting for the election of the Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Trust has the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

PERFORMANCE INFORMATION ABOUT THE GROWTH FUND

TOTAL RETURN CALCULATIONS
The Growth Fund may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Fund and the ending value of that account measured by the current net asset value of the Fund, and assuming that all dividends and capital gains distributions during the stated period were reinvested in shares of the Fund when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T = (ERV/P)1/n - 1

where T equals average annual total return; where ERV, the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 payment made at the beginning of the applicable period; where P equals a hypothetical initial payment of $1,000; and where n equals the number of years.

The Growth Fund, from time to time, also may advertise its cumulative total return figures. Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Cumulative total return is calculated by finding the compound rates of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) - 1 Where:

         C = Cumulative Total Return
         P = a hypothetical initial investment of $1,000

         ERV = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Based on the foregoing, the average annual total return for the Growth Fund for the year ended December 31, 1999, was 9.01%, and the average annual total return for the Growth Fund since inception on April 29, 1996 was 23.47%


The performance results are based on historical earnings and should not be considered as representative of the performance of the Fund in the future. Such performance results also reflect waivers and reimbursements made by the Adviser to keep aggregate annual operating expenses at 1.35% of daily net assets. An investment in the Fund will fluctuate in value and at redemption, its value may be more or less than the initial investment.

From time to time, in reports and promotional literature, the performance of the Growth Fund may be compared to: (i) other mutual funds or groups of mutual funds tracked by: (A) Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Fund Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as Business Week, Money Magazine, and Barron's, which provide similar information; (ii) the Consumer Price Index (measure for inflation), which may be used to assess the real rate of return from an investment in the Fund; (iii) other Government statistics such as Gross Domestic Product, and net import and export figures derived from Governmental publications, e.g., The Survey of Current Business, which may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iv) Alexander Steele's Mutual Fund Expert, a tracking service which ranks various mutual funds according to their performance; and (v) Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar's rankings are calculated using the mutual fund's average annual returns for a certain period and a risk factor that reflects the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five star (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 3, 5, and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the mutual funds it follows and its four star rankings to 22.5% of the mutual funds it follows. Rankings are not absolute or necessarily predictive of future performance.

The Trust may also illustrate the investment returns of the Growth Fund or returns in general by graphs and charts that compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the same return on a taxable basis.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities law applicable to the offer and sale of the shares described in the Prospectus has been provided by Jorden Burt Boros Cicchetti Berenson & Johnson, 1025 Thomas Jefferson Street, N.W., Suite 400 - East Lobby, Washington, DC 20007, which serves as Special Counsel to the Trust.

INDEPENDENT AUDITORS

The Trust's independent auditors are KPMG LLP, 303 East Wacker Drive, Chicago, Ilinois, 60601.


FINANCIAL STATEMENTS


The financial statements and accompanying notes for the years ended December 31, 1999 and 1998 are included in the Growth Fund's Annual Report, which accompanies this Statement of Additional Information, and are incorporated herein by reference. The financial statements, including the financial highlights contained in the prospectus, for the year ended December 31, 1999 and December 31, 1998 have been audited by KPMG LLP, independent auditors, as stated in their report, and are included herein in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The financial highlights contained in the prospectus for the years ended December 31, 1997 and 1996 have been audited by other independent auditors.


Shareholders may obtain additional copies of the Annual Report free of charge by calling 1-800-295-9779.

                                    APPENDIX

            DESCRIPTION OF RATINGS OF CERTAIN MONEY MARKET SECURITIES Description of Moody's Investors Service, Inc.'s commercial paper ratings:

Prime-1 (or related institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     1. Leading market positions in well established industries. High rates of return on funds employed.

     2. Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     3. Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     4. Well established access to a range of financial market and assured sources of alternate liquidity.

Prime-2 (or related supporting institutions) have a strong capacity for repayment of short term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Standard & Poor's Corporation's commercial paper ratings:

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Description of Fitch Investor's Service, Inc.'s commercial paper ratings:

Fitch-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

Fitch-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Description of Duff & Phelps Inc.'s commercial paper ratings:

Duff 1--High certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are minor.

Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  DESCRIPTION OF CERTAIN CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S BOND RATINGS

  Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

  Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S BOND RATINGS

  AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

PART C.      OTHER INFORMATION

Item 23.     Exhibits

               (a)(1). Certificate of Trust and Agreement and Declaration
                      of Trust of The Holland Trust.1

               (a)(2). Certificate of Amendment of the Certificate of Trust
                       and Revised Agreement and Declaration of Trust of The Lou Holland Trust.2

               (b)(1). By-Laws of The Holland Trust.1

               (b)(2). Revised By-Laws of The Lou Holland Trust.2

               (c).    Specimen Certificate of Share of the Growth Fund.2

               (d). Investment Management and Administration Agreement by and between The Holland Trust and Holland Capital Management.3

               (e). Distribution Agreement between the Holland Trust and HCM Investments, Inc.3

               (f).    Not applicable.

               (g). Custodian Agreement between The Lou Holland Trust and Firstar Trust Company.3

               (h)(1). Transfer Agent Agreement by and between The Lou
                       Holland Trust and Firstar Trust Company.3

               (h)(2). Fund Administration Servicing Agreement by and
                       between The Lou Holland Trust and Firstar Trust
                       Company.3

               (h)(3). Fund Accounting Servicing Agreement between The Lou
                       Holland Trust and Firstar Trust Company.3

               (h)(4). Expense Limitation Agreement by and between The Lou
                       Holland Trust and Holland Capital Management.3

               (h)(4)(a). Amendment to Expense Limitation Agreement. 4

               (i).    Not applicable.

               (j)(1). Consent of Independent Auditors. 5

               (j)(2). Consent of Jorden Burt Boros Cicchetti Berenson &
                       Johnson 5

               (k)     Not applicable.

               (l). Share Subscription Agreement by and between Holland Capital Management and The Holland Trust.3

               (m).    Not applicable.

               (n).    Not applicable.

               (o).    Reserved.

               (p). Code of Ethics Holland Capital Management and The Lou Holland Trust & HCM Investments, Inc. Code of Ethics with Respect to Securities Transactions of Access Persons 5

------------------------------------------------------------------------------

1 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-935).


2 Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-935).

3 Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 333-935).

4 Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 333-935).

5    Filed herewith.

------------------------------------------------------------------------------

Item 24.          Persons Controlled by or under Common Control with the Trust.

                  None.


Item 25.          Indemnification

                  Reference is made to the Registrant's By-Laws (Article VI) filed herein as Exhibit (b) to this Registration Statement. The Trust's By-Laws provide that the Registrant will indemnify its Trustees and officers, employees, and other agents to the extent permitted or required by Delaware law. The By-Laws require that either a majority of the Trustees who are neither "interested persons" of the Trust (within the meaning of the 1940 Act) nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

                  Indemnification may not be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his or her office ("Disabling Conduct"). The means of determining whether indemnification shall be made are (i) a final decision by a court or other body before whom the proceeding is brought that the Trustee or officer was not liable by reason of Disabling Conduct, or (ii) in the absence of such a decision, a reasonable determination, based on a review of the facts, that the Trustee or officer was not liable by reason of Disabling Conduct. Such latter determination may be made either by (a) vote of a majority of Trustees who are neither interested persons (as defined in the 1940 Act) nor parties to the proceeding or (b) independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (if it is determined that the Trustee or officer is not entitled to the indemnification) and one of three other conditions is satisfied: (i) the Trustee or officer provides security for his of her agreement to repay; (ii) the Registrant is insured against loss by reason of lawful advances; or (iii) the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the Trustee or officer will be found entitled to indemnification.

                  Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26.          Business and Other Connections of the Investment Manager.

                  Certain information pertaining to business and other connections of the Investment Manager is hereby incorporated by reference to the section of the Prospectus captioned "How the Trust is Managed" and to the section of the Statement of Additional Information captioned "Investment Management and Other Services." Set forth below is a list of each director and officer of the Investment Manager indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee. The principal business address of each individual listed in the table below is Suite 3260, 35 West Wacker Drive, Chicago, Illinois 60601.


                  Name                        Position with the
                                              Investment Manager


                  Louis A. Holland            Managing Partner and Chief Investment
                                              Officer.  President, Treasurer and
                                              Director of Holland Capital Management,
                                              Inc. (the General Partner of the
                                              Investment Manager).  President, Treasurer
                                              and Director, HCM Investments, Inc.

                  Monica L. Walker            Partner and Portfolio Manager.
                                              Vice President, HCM
                                              Investments, Inc.

                  Laura J. Janus              Partner and Portfolio Manager.
                                              Vice President, HCM
                                              Investments, Inc.

                  Carl R. Bhathena            Vice President and Investment Analyst,
                                              Vice President, HCM Investments, Inc.

                  David L. Frank              Vice President and Investment Analyst,
                                              Vice President, HCM Investments, Inc.

                  Michelle RhodesBrown        Vice President and Investment Analyst
                                              Vice President, HCM Investment, Inc.

                  Charles M. Sloan            Vice President and Investment Analyst
                                              Vice President, HCM Investments, Inc.

                  Catherine E. Lavery         Partner and Vice President.
                                              Vice President, HCM Investments, Inc.;
                                              Chief Accounting Officer, Secretary and
                                              Director, Holland Capital Management, Inc.

Item 27.          Principal Underwriters.

                    (a) There is no investment company other than the Trust for which the principal underwriter of the Trust also acts as principal underwriter, depositor or investment adviser.

                    (b) Set forth below is information concerning each director and officer of the Distributor, as of the date of this filing.



                  Name                         Positions and Offices                    Positions and
                                                 with Underwriter                    Offices with the Trust


                  Louis A. Holland             President, Treasurer and                 President, Trustee,
                                               Director                                 and Chairman of the
                                                                                        Board of Trustees

                  Catherine E.                 Chief Accounting Officer,                None
                  Lavery                       Vice President, Secretary,
                                               and Director

                  Monica L. Walker             Vice President                           Secretary and Trustee

                  Laura J. Janus               Vice President                           Treasurer

                  Carl R. Bhathena             Vice President                           None

                  David L. Frank               Vice President                           None

                  Michelle RhodesBrown         Vice President                           None

                  Charles L. Sloan             Vice President                           None


                  The principal business address of each person listed above is 35 West Wacker Drive, Suite 3260, Chicago, Illinois 60601.


Item 28.          Location of Accounts and Records.

                  The following entities prepare, maintain and preserve the records required by Section 31(a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the SEC under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

                  Firstar will serve as the Trust's custodian, transfer agent, dividend paying agent, and provides certain administrative services pursuant to written agreements between Firstar and the Trust. In these capacities, Firstar provides pricing for the Growth Fund's portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder's account and all disbursements made to shareholders. The Investment Manager, pursuant to its Investment Management and Administration Agreement with respect to the Fund, maintains all records required pursuant to such agreement, and Firstar, pursuant to it Fund Administration Servicing Agreement with the Trust provides certain other recordkeeping services. Further, the Distributor maintains all records required to be kept pursuant to the Distribution Agreement with the Trust.

Item 29.          Management Services.

                  The Investment Manager, pursuant to its Investment Management and Administration Agreement with the Trust, and Firstar, pursuant to its Fund Administration Servicing Agreement, each will perform certain administrative services for the Trust, as described more fully in the Prospectus and Statement of Additional Information.

Item 30.          Undertakings.

                  Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder Communications.

                  Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Fund, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

                  Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under Securities Act and has duly caused this Post-Effective Amendment No. 6 to the Trust's Registration Statement No. 333-935 to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois on the 28th day of April, 2000.

                                                     THE LOU HOLLAND TRUST

                                                     /s/Louis A. Holland
                                                     --------------------

                                                      By: Louis A. Holland
                                                          Chairman of the
                                                          Board of Trustees


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Trust's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                                  Title                                 Date


/s/Louis A. Holland                        President & Chairman of               April 28, 2000
                                           the Board of Trustees

/s/Monica L. Walker                        Secretary & Trustee                   April 28, 2000

/s/Laura J. Janus                          Treasurer                             April 28, 2000

/s/John D. Mabie                           Trustee                               April 28, 2000

/s/Lester H. McKeever, Jr.                 Trustee                               April 28, 2000

/s/Kenneth R. Meyer                        Trustee                               April 28, 2000
